Submission	Aug. 06, 2025
Submission [Line Items]
Central Index Key	0001590750
Registrant Name	Viridian Therapeutics, Inc./DE
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A